SCHEDULE OF REPORTABLE SEGMENTS INFORMATION (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Apr. 30, 2022	Dec. 31, 2024		Dec. 31, 2023
Segment Reporting Information [Line Items]
Net Sales			$ 50,645	[1]	$ 64,392
Reconciling items
Consolidated Net Sales			50,645		64,392
Direct material			32,223		41,347
Direct labor			3,291		3,924
Direct overhead and depreciation			3,505		3,675
Total Cost of Goods Sold		$ 3,000	39,019		48,946
Gross profit			11,626		15,446
Research & development			5,451	[2]	3,863	[3]
Sales tax adjustment			88		125
Credit card & amazon transaction fees			556		1,101
Loss on settlement	[4]		2,500
Other general & administrative			18,749	[5]	25,121	[6]
Shipping			2,529		3,468
Sales and marketing stock compensation			211		682
Sales and marketing wages			2,874		2,600
Marketing spend			2,401		1,487
Rent			89		96
Unallocated sales and marketing stock compensation			54	[7]	413	[8]
Unallocated sales and marketing wages			292	[7]	1,818	[8]
Other sales & marketing			1,591	[7]	2,101	[8]
Total Operating Expenses			37,385		42,875
Loss from Operations			(25,759)		(27,429)
Other income (expense)			(36)		19
Interest expense, net			(21,504)		(16,015)
Change in FMV of warrant liability			6,684		29,582
Total Other Income (Expense)			(14,856)	[9]	13,586	[10]
Net Loss before taxes			(40,615)		(13,843)
Income Tax Benefit					(26)
Net Income (Loss)			(40,615)		(13,817)
Reconciling items
Consolidated net loss			(40,615)		(13,817)
Direct To Consumers [Member]
Segment Reporting Information [Line Items]
Net Sales			22,616	[1]	36,875
Direct material			13,915		21,601
Direct labor			1,433		1,895
Direct overhead and depreciation			1,529		1,775
Total Cost of Goods Sold			16,877		25,271
Gross profit			5,739		11,604
Research & development				[2]		[3]
Sales tax adjustment			88		125
Credit card & amazon transaction fees			556		1,101
Loss on settlement	[4]		1,126
Other general & administrative				[5]		[6]
Shipping			1,711		2,037
Sales and marketing stock compensation			54		42
Sales and marketing wages			1,156		783
Marketing spend			1,411		1,375
Rent			73		54
Other sales & marketing				[7]		[8]
Total Operating Expenses			6,175		5,517
Loss from Operations			(436)		6,087
Other income (expense)
Interest expense, net
Change in FMV of warrant liability
Total Other Income (Expense)				[9]		[10]
Net Loss before taxes			(436)		6,087
Income Tax Benefit
Net Income (Loss)			(436)		6,087
Original Equipment Manufacturers [Member]
Segment Reporting Information [Line Items]
Net Sales			27,612	[1]	27,517
Direct material			18,308		19,746
Direct labor			1,858		2,029
Direct overhead and depreciation			1,976		1,900
Total Cost of Goods Sold			22,142		23,675
Gross profit			5,470		3,842
Research & development				[2]		[3]
Sales tax adjustment
Credit card & amazon transaction fees
Loss on settlement	[4]		1,374
Other general & administrative				[5]		[6]
Shipping			818		1,431
Sales and marketing stock compensation			157		640
Sales and marketing wages			1,718		1,817
Marketing spend			990		112
Rent			16		42
Other sales & marketing				[7]		[8]
Total Operating Expenses			5,073		4,042
Loss from Operations			397		(200)
Other income (expense)
Interest expense, net
Change in FMV of warrant liability
Total Other Income (Expense)				[9]		[10]
Net Loss before taxes			397		(200)
Income Tax Benefit
Net Income (Loss)			397		(200)
Other [Member]
Segment Reporting Information [Line Items]
Net Sales			417	[1]
Direct material
Direct labor
Direct overhead and depreciation
Total Cost of Goods Sold
Gross profit			417
Research & development			5,451	[2]	3,863	[3]
Sales tax adjustment
Credit card & amazon transaction fees
Loss on settlement	[4]
Other general & administrative			18,749	[5]	25,121	[6]
Shipping
Sales and marketing stock compensation
Sales and marketing wages
Marketing spend
Rent
Unallocated sales and marketing stock compensation			54	[7]	413	[8]
Unallocated sales and marketing wages			292	[7]	1,818	[8]
Other sales & marketing			1,591	[7]	2,101	[8]
Total Operating Expenses			26,137		33,316
Loss from Operations			(25,720)		(33,316)
Other income (expense)			(36)		19
Interest expense, net			(21,504)		(16,015)
Change in FMV of warrant liability			6,684		29,582
Total Other Income (Expense)			(14,856)	[9]	13,586	[10]
Net Loss before taxes			(40,576)		(19,730)
Income Tax Benefit					(26)
Net Income (Loss)			$ (40,576)		$ (19,704)

[1]	Licensing Revenue which is not considered a segment as it is currently immaterial
[2]	Research and Development expenses including employee costs related to new products
[3]	Research and Development expenses including employee costs related to new products
[4]	Loss on settlement from patent licensing litigation
[5]	Administrative and Engineering employee costs along with legal, insurance, professional fees related to administration and other general office expenses
[6]	Administrative and Engineering employee costs along with legal, insurance, professional fees related to administration and other general office expenses
[7]	General sales and marketing employee cost and other marketing expenses
[8]	General sales and marketing employee cost and other marketing expenses
[9]	Interest expense related to debt and change in fair market value of warrant liability
[10]	Interest expense related to debt and change in fair market value of warrant liability